Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Aug. 02, 2015	Feb. 01, 2015
Future Minimum Lease Payments

The following table sets forth our lease commitments as of August 2, 2015:

1 year or less	$68,124
2 years	67,675
3 years	65,497
4 years	61,447
5 years	54,288
Thereafter	415,095

Total future payments	$732,126

At February 1, 2015 future minimum lease payments, including any periods covered by renewal options we are reasonably assured of exercising (including the sale/leaseback transactions described below), are:

2015	2016	2017	2018	2019	THEREAFTER	TOTAL
$63,282	$62,142	$60,937	$57,239	$51,790	$366,670	$662,060

Equipment [Member]
Future Minimum Lease Payments	At February 1, 2015, we also had lease commitments on equipment as follows:

2015	2016	2017	2018	2019	THEREAFTER	TOTAL
$778	$336	$107	$2	$—	$—	$1,223